Consolidated Statements of Cash Flows - Scenario, Unspecified [Domain] - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income	$ 805,000	$ 1,135,000
Adjustments to reconcile net income to net cash used in operating activities:
Interest capitalized on interest-bearing time deposits with other banks		(106,000)
Amortization of securities, net	401,000	592,000
Writedown of available-for-sale securities	8,000	17,000
Gain on sales of available-for-sale securities	(150,000)	(126,000)
Change in deferred origination costs (fees), net	(80,000)	(374,000)
Provision for loan losses	55,000	345,000
Loans originated for sale	(44,593,000)	(72,081,000)
Proceeds from sales of loans originated for sale	42,580,000	70,278,000
Gain on sales of loans	(500,000)	(1,058,000)
Loss on sales of other real estate owned	1,000	45,000
Writedown of other real estate owned	50,000	42,000
Depreciation and amortization	383,000	252,000
Accretion on impairment of operating lease	(44,000)	(44,000)
Increase in other assets	(1,142,000)	(175,000)
Increase in interest receivable	(21,000)	(55,000)
Decrease (increase) in taxes receivable	182,000	(148,000)
Deferred income tax (benefit) expense	(187,000)	205,000
Increase in cash surrender value of bank owned life insurance	(205,000)	(209,000)
Excess tax benefit related to stock based compensation	(1,000)	(7,000)
Stock based compensation	145,000	156,000
Increase (decrease) increase in other liabilities	315,000	(12,000)
Increase in interest payable	44,000	3,000
Net cash used in operating activities	(1,954,000)	(1,325,000)
Cash flows from investing activities:
Maturities and redemptions of interest-bearing time deposits with other banks		3,895,000
Purchase of Federal Home Loan Bank Stock	(542,000)	(1,607,000)
Redemption of Federal Home Loan Bank Stock	937,000
Purchases of available-for-sale securities	(4,146,000)	(35,183,000)
Proceeds from maturities of available-for-sale securities	8,361,000	23,361,000
Proceeds from sales of available-for-sale securities	1,712,000	11,493,000
Loan originations and principal collections, net	7,215,000	(28,134,000)
Loans purchased	(14,407,000)	(15,429,000)
Recoveries of loans previously charged off	15,000	7,000
Proceeds from sale of other real estate owned	540,000	126,000
Capital expenditures	(301,000)	(1,088,000)
Purchase of bank owned life insurance	(250,000)
Net cash used in investing activities	(866,000)	(42,559,000)
Cash flows from financing activities:
Net increase in demand deposits, NOW and savings accounts	4,904,000	21,577,000
Decrease in time deposits	(7,343,000)	(3,482,000)
Net (decrease) increase in securities sold under agreements to repurchase	(469,000)	821,000
Net change in short-term advances	(12,500,000)	30,000,000
Proceeds from issuance of common stock	39,000	39,000
Excess tax benefit related to stock based compensation	1,000	7,000
Dividends paid - preferred stock	(90,000)	(94,000)
Dividends paid - common stock	(492,000)	(494,000)
Net cash (used in) provided by financing activities	(15,950,000)	48,374,000
Net (decrease) increase in cash and cash equivalents	(18,770,000)	4,490,000
Cash and cash equivalents at beginning of year	38,590,000	34,100,000
Cash and cash equivalents at end of year	19,820,000	38,590,000
Supplemental disclosures:
Interest paid	827,000	914,000
Income taxes paid	1,000	77,000
Increase in common stock dividends held in escrow	9,000	$ 7,000
Loans transferred to other real estate owned	$ 696,000